State Street SPDR SP 500 Fossil Fuel Reserves Free ETF Expense Example - State Street SPDR SP 500 Fossil Fuel Reserves Free ETF - State Street SPDR SP 500 Fossil Fuel Reserves Free ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255